SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Schedule of Accounts Receivable [Table Text Block]
	2017	2016
Trade receivables	$1,419,281	$911,390
Less: Allowance for doubtful accounts	(-0-)	(-0-)
Net accounts receivable	$1,419,281	$911,390

Schedule of Inventory, Current [Table Text Block]
	September 30, 2017	March 31, 2017

Raw materials	$453,858	$587,689
Finished goods	180,489	232,300
Total inventory	$634,347	$819,989

	2017	2016
Raw materials	$587,688	$300,575
Finished goods	232, 300	134,133
Total inventory	$819,988	$434,708

Straight-line Method of Depreciation [Table Text Block]
Equipment	5 years
Equipment under capital lease	5 years

Equipment	5 years
Equipment under capital lease	3 years or term of the lease